Note 15 - Financial assets at fair value through OCI (Detail) - Financial assets at fair value through OCI [Member] - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial assets at fair value through OCI [Line Items]
Securities purchased under resale agreement	€ 1,543	€ 1,415
Debt securities [Abstract]:
German government	10,245	6,243
U.S. Treasury and U.S. government agencies	9,221	7,703
U.S. local (municipal) governments	251	0
Other foreign governments	26,308	21,020
Corporates	2,272	3,423
Other asset-backed securities	31	36
Mortgage-backed securities, including obligations of U.S. federal agencies	636	457
Other debt securities	692	332
Total debt securities	49,656	39,214
Loans	4,635	4,874
Total financial assets at fair value through other comprehensive income	€ 55,834	€ 45,503